Note 10 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Fiscal Year:
	2026	2025
Change in benefit obligation
Benefit obligation at beginning of year	$217,388	$236,507
Service cost (excluding expenses)	3,997	4,905
Interest cost	11,105	11,967
Actuarial gain	(6,645)	(14,616)
Benefit payments	(10,926)	(21,375)
Benefit obligation at end of year	$214,919	$217,388

Change in plan assets
Fair value of plan assets at beginning of year	$293,121	$288,949
Actual return on plan assets	42,019	26,901
Benefit payments and expenses	(12,079)	(22,729)
Fair value of plan assets at end of year	$323,061	$293,121

Funded status	$108,142	$75,733

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	Fiscal Year:
	2026	2025	2024
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Income (Loss)
Prior service cost	$-	$(1)	$(9)
Net gain (loss)	16,696	(11,574)	(34,883)
Accumulated other comprehensive pre-tax income (loss)	$16,696	$(11,575)	$(34,892)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Fiscal Year:
	2026	2025	2024
Service cost including administrative expenses	$4,682	$5,805	$6,405
Interest cost	11,105	11,967	11,388
Expected return on plan assets	(19,926)	(18,504)	(17,725)
Amortization of net loss	-	750	220
Amortization of prior service cost	1	8	66
Net periodic benefit (income) cost	$(4,138)	$26	$354

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Fiscal Year:
	2026	2025	2024
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income
Net actuarial (gain) loss	$(28,270)	$(22,559)	$6,792
Amortization of:
Prior service cost	(1)	(8)	(65)
Actuarial loss	-	(750)	(220)
Total recognized in other comprehensive income	$(28,271)	$(23,317)	$6,507

Defined Benefit Plan, Assumptions [Table Text Block]
		Fiscal Year:
	2026	2025	2024
Weighted Average Assumptions for Balance Sheet Liability at End of Year:
Discount rate - projected benefit obligation	5.93%	5.63%	5.31%
Rate of compensation increase	3.00%	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021

Schedule of Expected Benefit Payments [Table Text Block]
	Fiscal Year:
	2026	2025	2024
Weighted Average Assumptions for Benefit Cost at Beginning of Year:
Discount rate - benefit obligations	5.63%	5.31%	5.04%
Discount rate - interest cost	5.24%	5.19%	4.90%
Discount rate - service cost	5.83%	5.40%	5.16%
Expected return on plan assets	6.95%	6.55%	6.15%
Rate of compensation increase	3.00%	3.00%	3.00%
2027	$12,449
2028	13,061
2029	13,723
2030	14,219
2031	14,623
2032-2036	78,056

Schedule of Allocation of Plan Assets [Table Text Block]
	Target Allocation for:	Percentage of Plan Assets as of:
	Fiscal Year 2027	March 31, 2026	March 31, 2025
Equity securities	31%	31%	24%
Debt securities	63%	64%	72%
Real assets	3%	2%	2%
Cash	1%	1%	1%
Other	2%	2%	1%
Total	100%	100%	100%

Defined Benefit Plan, Plan Assets, Category [Table Text Block]
	As of March 31, 2026
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$70,860	$-	$70,860	$-	$70,860
Held in common/collective trusts:
Equity securities	-	-	-	28,859	28,859
Real assets	-	-	-	7,505	7,505
Debt securities	-	-	-	207,304	207,304
Cash/short-term investments (2)	-	-	-	3,457	3,457
Other investments	-	-	-	5,076	5,076
Fair value of plan assets	$70,860	$-	$70,860	$252,201	$323,061
	As of March 31, 2025
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$42,767	$-	$42,767	$-	$42,767
Held in common/collective trusts:
Equity securities	-	-	-	26,903	26,903
Real assets	-	-	-	4,451	4,451
Debt securities	-	-	-	212,162	212,162
Cash/short-term investments (2)	-	-	-	3,485	3,485
Other investments	-	-	-	3,353	3,353
Fair value of plan assets	$42,767	$-	$42,767	$250,354	$293,121